Loans to Third Parties	6 Months Ended
Jun. 30, 2021
Loans To Third Parties [Abstract]
LOANS TO THIRD PARTIES

Note 6 — LOANS TO THIRD PARTIES

Loans to third parties consist of the following:

	June 30, 2021	December 31, 2020
	(Unaudited)
Sichuan Jingpin Construction Decoration Engineering Co., Ltd (1)	$309,762	$306,514
Henan Tianxia Kang Trading Co., Ltd (2)	1,627,352	1,609,195
Total	$1,937,114	$1,915,709

(1)	The Group made a loan to Sichuan Jingpin Construction Decoration Engineering Co., Ltd (“Jingpin”) on February 10, 2020. The loan earns annual interest of 18% and its principal and interest was due on February 10, 2021. The Group expects to be repaid as of November 10, 2021.

(2)	The Group made a loan to Henan Tianxia Kang Trading Co., Ltd (“Tianxia Kang”) on December 28, 2020. The loan was interest free due to the short term and due on January 28, 2021. The loan was repaid on January 13, 2021. On January13, 2021, the Group provided a new interest-free loan of $1,627,352 (or RMB 10.5 million) to Tianxia Kang due on July 13, 2021, which was repaid on July 9, 2021.

The Group classifies loans to third parties as held-to-maturity investments, because the loans have a stated maturity. In addition, the Group has the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. The balance of loan to third parties as of June 30, 2021 were fully collected subsequently.